Cover Page	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	6-K
Entity File Number	001-40377
Entity Registrant Name	Valneva SE
Amendment Flag	false
Entity Central Index Key	0001836564
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q3